Other non-current receivables	12 Months Ended
Dec. 31, 2017
Other non-current receivables [abstract]
Other non-current receivables

12. Other non-current receivables

As at December 31, 2017, there were $1,223  (2016 - $562) of value added tax recoverable from expenditures on the development of the Lindero Gold Project in Argentina. The Company expects recovery of these amounts to commence once the Lindero Gold Project reaches commercial production.